Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,650	$ 1,508
Accumulated Amortization	596	537
Net	1,054	971
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	623	575
Accumulated Amortization	112	107
Net	511	468
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,027	933
Accumulated Amortization	484	430
Net	$ 543	$ 503